Financial instruments - Summary of movements in provision for impairment of receivables from financial services, trade receivables and due from related parties (Detail) - Loss allowance - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Opening balance	₺ 7,151	₺ 6,405
Provision for impairment recognized during the year	2,688	3,088
Inflation adjustment	(1,940)	(2,342)
Closing balance	7,899	7,151
Trade Receivables and Other Assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Opening balance	862,072	1,143,758
Provision for impairment recognized during the year	1,844,413	1,628,459
Amounts collected	(732,526)	(568,365)
Receivables written off during the year as uncollectible	(862,229)	(1,001,046)
Receivables transferred with receivables transfer contract	(452)
Effect of changes in exchange rates	72,951	20,440
Inflation adjustment	(233,791)	(361,174)
Closing balance	950,438	862,072
Other assets from financial services
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Opening balance	211,379	277,710
Provision for impairment recognized during the year	582,672	541,279
Amounts collected	(245,235)	(276,351)
Receivables transferred with receivables transfer contract	(277,682)	(243,281)
Inflation adjustment	(55,497)	(87,978)
Closing balance	₺ 215,637	₺ 211,379